Stockholders’ Equity (Details Narrative)	4 Months Ended	12 Months Ended
	Apr. 17, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2015	Dec. 31, 2021 $ / shares
Class of Warrant or Right [Line Items]
[custom:CommonStockValues-0] | $				$ 179,293
Stock options exercised				70,000	70,000
Share-based compensation arrangement, grants in period, gross (in shares) | $				$ 31,264
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | $ / shares		$ 0.37		$ 0.60
Shares acquired pursuant value | $		$ 79,705		$ 179,293
Cancelled, number of options		285,600		1,040,600	1,040,600
Fair value of derivative liability | $		$ 83,572	$ 83,572	$ 83,572
Gain on derivative liability | $		23,314		60,207
Warrants value | $		$ 51		$ 23,365
Number of options granted		2,550,000		2,675,000	2,675,000
Expired, number of options		506,150		570,000	570,000
Aggregate intrinsic value for options | $				$ 334,897
Share-based payment arrangement, expense | $		$ 696,248		$ 660,266		$ 158,883
Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Vesting rights				15.00%	15.00%
Vested				400,000	400,000
Employee Stock Options [Member] | Vesting at the Grant Date [Member]
Class of Warrant or Right [Line Items]
Vesting rights				10.00%	10.00%
Employee Stock Options [Member] | Vesting per Month after One Year [Member]
Class of Warrant or Right [Line Items]
Vesting rights		2.00%		2.00%	2.00%
2015 Stock Option Plan [Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, percentage of outstanding stock maximum							10.00%
Share-based payment arrangement, expense | $		$ 696,248		$ 660,266
Share-based compensation arrangement, weighted average grant | $ / shares		$ 0.42		$ 0.45
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Vesting rights		2.00%
2015 Stock Option Plan [Member] | Employee Stock Options 2 [Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)				$ 0.39	$ 0.50
Number of options granted				35,000	35,000
2015 Stock Option Plan [Member] | Employee Stock Options 3 {Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)				$ 0.80	$ 1.02
Number of options granted				1,300,000	1,300,000
2015 Stock Option Plan [Member] | Employee Stock Options 3 {Member] | Directors And Officers [Member]
Class of Warrant or Right [Line Items]
Number of options granted				400,000	400,000
2015 Stock Option Plan [Member] | Employee Stock Options 4 [Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)				$ 0.52	$ 0.66
Number of options granted				300,000	300,000
Vesting rights				2.00%	2.00%
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)		$ 0.37	$ 0.50
Cancelled, number of options		285,600
Number of options granted		2,550,000
Expired, number of options		506,150
2015 Stock Option Plan [Member] | Employee Stock Options [Member] | Directors And Officers [Member]
Class of Warrant or Right [Line Items]
Number of options granted		900,000
2015 Stock Option Plan [Member] | Employee Stock Options [Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)		$ 0.22	$ 0.30	$ 0.39	$ 0.50
Cancelled, number of options		130,000
Number of options granted		1,885,000		1,040,000	1,040,000
2015 Stock Option Plan [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Share-based compensation arrangement, expiration period (Year)							10 years
Agora Internet Relations Corp [Member]
Class of Warrant or Right [Line Items]
Trading advisory services monthly fee				$ 79,705	$ 100,000
Shares acquired pursuant		156,510
Shares acquired pursuant value | $		$ 26,334
Research Capital Corporation [Member]
Class of Warrant or Right [Line Items]
Trading advisory services monthly fee | $				$ 5,119
Shares acquired pursuant				230,000	230,000
Stock Issued During Period, Value, Issued for Services | $					$ 6,500
Stock options exercised				70,000	70,000
Share-based compensation arrangement, grants in period, weighted average exercise price (in CAD per share) | (per share)				$ 0.45	$ 0.54
Shares acquired pursuant value | $				$ 179,293
Research Capital Corporation [Member] | Warrants Issued To RCC [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				230,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)				$ 0.77				$ 0.98
Warrants and Rights Outstanding, Term				24 months
TSXV [Member]
Class of Warrant or Right [Line Items]
Shares acquired pursuant		6,579,074
Percentage of issued and outstanding shares		5.00%
NCIB [Member]
Class of Warrant or Right [Line Items]
Shares acquired pursuant		275,000
Shares acquired pursuant value | $		$ 87,778
Cancelled, number of options		233,500
NCIB [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Shares acquired pursuant	41,500
Cancelled, number of options	2,000
Shares cancelled value | $	$ 11,793